Additional Information (Tables)	12 Months Ended
Dec. 31, 2018
Cash Flow Statement [Abstract]
Changes in Non-cash Working Capital Components and Financing Expense and Interest Expense on Employee Benefits

A.	CHANGES IN NON-CASH WORKING CAPITAL COMPONENTS ARE DETAILED AS FOLLOWS:

(in millions of Canadian dollars)	2018	2017
Accounts receivable	46	11
Current income tax assets	(9)	—
Inventories	(26)	(46)
Trade and other payables	(5)	(51)
Current income tax liabilities	6	(1)
	12	(87)

B.	FINANCING EXPENSE AND INTEREST EXPENSE ON EMPLOYEE FUTURE BENEFITS

(in millions of Canadian dollars)	2018	2017
Interest on long-term debt	77	83
Interest income	—	(3)
Amortization of financing costs	3	3
Other interest and banking fees	4	3
Interest expense on employee future benefits and other liabilities	15	11
	99	97

Disclosure Total Liabilities From Financing Activities
TOTAL LIABILITIES FROM FINANCING ACTIVITIES

(in millions of Canadian dollars)	CASH AND CASH EQUIVALENT	BANK LOANS AND ADVANCES	LONG-TERM DEBT	NET DEBT
As at January 1, 2017	(62)	28	1,566	1,532
Cash flow
Change in cash and cash equivalents	(25)	—	—	(25)
Bank loans and advances	—	8	—	8
Change in credit facilities	—	—	114	114
Repurchase of unsecured senior notes	—	—	(257)	(257)
Increase in other long-term debt	—	—	11	11
Payments of other long-term debt	—	—	(47)	(47)
Non-cash changes
Business combinations	—	—	257	257
Foreign exchange loss on long-term debt and financial instruments	—	—	(62)	(62)
Capital lease acquisitions and included in other debts and liabilities	—	—	11	11
Amortization of financing costs	—	—	2	2
Write off of unamortized financing costs following repurchase of unsecured senior notes	—	—	3	3
Other	—	—	(1)	(1)
Exchange differences	(2)	(1)	(21)	(24)
As at December 31, 2017	(89)	35	1,576	1,522
Cash flow
Change in cash and cash equivalents	(28)	—	—	(28)
Bank loans and advances	—	(22)	—	(22)
Change in credit facilities	—	—	(126)	(126)
Increase in term loan	—	—	235	235
Increase in other long-term debt	—	—	66	66
Payments of other long-term debt	—	—	(81)	(81)
Non-cash changes
Business combinations	—	2	25	27
Foreign exchange loss on long-term debt and financial instruments	—	—	65	65
Capital lease acquisitions and included in other debts and liabilities	—	—	70	70
Amortization of financing costs	—	—	2	2
Exchange differences	(6)	1	44	39
As at December 31, 2018	(123)	16	1,876	1,769